STOCK-BASED COMPENSATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 26, 2024	Jan. 01, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense			$ 293	$ 405	$ 1,163	$ 1,110	$ 1,520	$ 1,242
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock option awards outstanding			305,000		305,000		175,000	26,000	24,000
Weighted average grant date fair value							$ 44.81	$ 20.77
Unamortized stock-based compensation expense							$ 2,300
Weighted average remaining requisite service period							1 year 10 months 28 days
Stock options granted			12,000		137,000	158,000	166,000	16,000
Exercise price							$ 26	$ 61
Share-Based Payment Arrangement, Option [Member] | Sanjeev Luther [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years
Frequency of stock vesting installments	monthly installments
Stock-based compensation expense							$ 100
Share-Based Payment Arrangement, Option [Member] | Sanjeev Luther [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	25.00%
Share-Based Payment Arrangement, Option [Member] | Sanjeev Luther [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	2 years
Vesting percentage	75.00%
Nonqualified Stock Option [Member] | Sanjeev Luther [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options granted		112,000
Exercise price		$ 27.00
Vesting period		4 years
Frequency of stock vesting installments		monthly installments
Nonqualified Stock Option [Member] | Sanjeev Luther [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		25.00%
Nonqualified Stock Option [Member] | Sanjeev Luther [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		3 years
Vesting percentage		75.00%
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs outstanding							1,000	1,000	4,000
RSUs vested					30	29	30	30
Number of RSUs granted			0	0	0	0
2020 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of shares of common stock outstanding							5.00%
Number of shares issuable							35,000
Number of stock option awards outstanding							57,000
RSUs outstanding							0
Number of common stock shares to be issued							25,000
2020 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation shares authorized							48,000
Increase in stock-based compensation shares authorized							20,000
2020 Equity Incentive Plan [Member] | Nonqualified Stock Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation stock option term period							10 years
2021 Inducement Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock option awards outstanding							0
RSUs outstanding							30
Number of common stock shares to be issued							5,000
2021 Inducement Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation shares authorized							5,000